Variable Interest Entities (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of the VIEs
Accounts receivable, allowance for doubtful accounts	$ 40,210,266	$ 31,068,977	$ 21,088,503	$ 33,596,096
Variable Interest Entities
Financial information of the VIEs
Accounts receivable, allowance for doubtful accounts	$ 337,287	$ 1,189,024